Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2024 £m	2023 £m
Cash at bank and in hand	943	748
Cash equivalents	2,927	2,188
	3,870	2,936